DEBT OBLIGATIONS - Components of Changes in Debt Obligations (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Borrowing [Roll Forward]
Balance, beginning of period	$ 51,499	$ 68,712
Debt obligation issuance, net of repayments	(1,529)	3,675
Non-cash changes in debt obligations:
Debt from asset acquisitions	103	738
Assumed by purchaser	(2,362)	(1,245)
Amortization of deferred financing costs and (premium) discount	38	127
Foreign currency translation	1,257	(1,001)
Other	(2)	(20)
Balance, end of period	47,993	51,499
BSREP Debt Obligations
Non-cash changes in debt obligations:
Deconsolidation of debt obligations	0	(19,487)
REIT Debt Obligations
Non-cash changes in debt obligations:
Deconsolidation of debt obligations	$ (1,011)	$ 0